Accrued expenses and prepaid revenues (Tables)	12 Months Ended
Dec. 31, 2019
Accrued expenses and prepaid revenues
Schedule of accrued expenses and prepaid revenues

Skr mn	Dec 31, 2019	Dec 31, 2018
Interest expenses accrued	2,541	2,542
Other accrued expenses and prepaid revenues	41	41
Total	2,582	2,583